Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 242,060	$ 63,188
Accounts receivable, net	21,875	23,299
Prepaid expenses, and other assets	6,817	4,020
Total current assets	270,752	90,507
Property and equipment, net	384	377
Operating lease right-of-use assets, net	6,830	9,987
Intangible assets, net	53,679	71,364
Goodwill	633,965	633,965
Deferred tax asset	2,616	560
Other non-current assets	1,582	71
Total assets	969,808	806,831
Current liabilities:
Short-term senior note	0	0
Accounts payable and accrued expenses	14,752	16,646
Short-term operating lease liabilities	3,076	3,033
Income taxes payable	0	2,838
Contract liabilities	2,246	2,415
Other current liabilities	730	717
Total current liabilities	20,804	25,649
Bonds	0	0
Long-term borrowings with related party	42,176	45,956
Long-term operating lease liabilities	4,688	7,831
Deferred tax liabilities, net	28,309	20,154
Other non-current liabilities	9,953	7,730
Total liabilities	105,930	107,320
Shareholders' equity:
Common Stock, KRW 10,000 par value - 200,000,000 Shares, 2,477,672 and 2,214,522 shares issued and outstanding	21,198	18,924
Additional paid-in-capital	671,831	588,064
Accumulated other comprehensive income	23,033	22,815
Retained earnings	147,816	69,708
Total shareholders' equity	863,878	699,511
Total liabilities and shareholders' equity	$ 969,808	$ 806,831